Loss per share - Additional Information (Details) - shares		6 Months Ended
	May 18, 2022	Jun. 30, 2023
Earnings per share [abstract]
Potential additional ordinary shares that are considered antidilutive (in shares)		9,174,343,000
Underwriting agreement, maximum number of shares issued (in shares)	5,200,000